Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	T. Rowe Price Short-Term Bond Fund, Inc.
Prospectus Date	rr_ProspectusDate	Oct. 01, 2017
Supplement [Text Block]	trpstbfi_SupplementTextBlock

T. Rowe Price Short-Term Bond Fund

Supplement to Prospectus and Summary Prospectus Dated October 1, 2017

On page 2, the first sentence under the heading “Principal Investment Strategies” is replaced with the following:

The fund will invest in a diversified portfolio of short- and intermediate-term investment-grade corporate, government, and asset- and mortgage-backed securities.

T. Rowe Price Short-Term Bond Fund, Inc.
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	trpstbfi_SupplementTextBlock

T. Rowe Price Short-Term Bond Fund

Supplement to Prospectus and Summary Prospectus Dated October 1, 2017

On page 2, the first sentence under the heading “Principal Investment Strategies” is replaced with the following:

The fund will invest in a diversified portfolio of short- and intermediate-term investment-grade corporate, government, and asset- and mortgage-backed securities.